Interim Condensed Consolidated Statements of Cash Flows (unaudited) (Parenthetical) - CAD ($) $ in Billions	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Oct. 31, 2021
Statement of cash flows [abstract]
Mandatory reserve deposits at central banks	$ 2	$ 2	$ 2	$ 2